Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 41,175	$ 34,151
Accumulated amortization	13,369	9,799
Net book value	27,806	24,352
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	15,830	15,830
Accumulated amortization	6,531	4,948
Net book value	9,299	10,882
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,131	1,131
Accumulated amortization	466	353
Net book value	665	778
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,362	4,347
Accumulated amortization	3,821	3,642
Net book value	541	705
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	19,852	12,843
Accumulated amortization	2,551	856
Net book value	$ 17,301	$ 11,987